Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Conservative Allocation Fund | ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	7.16%	(0.48%)	1.99%
Conservative Allocation Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	7.30%	(0.36%)	2.01%
Conservative Allocation Fund | Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]	12.24%	3.84%	5.82%
Conservative Allocation Fund | Conservative Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.67%	2.33%	4.63%
Conservative Allocation Fund | Conservative Allocation Fund Class II
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.40%	2.08%	4.37%
Moderate Allocation Fund | S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Moderate Allocation Fund | Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	15.82%	6.85%	8.47%
Moderate Allocation Fund | Moderate Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.17%	4.19%	6.39%
Moderate Allocation Fund | Moderate Allocation Fund Class II
Prospectus [Line Items]
Average Annual Return, Percent		10.89%	3.93%	6.12%
Aggressive Allocation Fund | S&P 500® Index One (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Aggressive Allocation Fund | Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	18.71%	9.25%	10.55%
Aggressive Allocation Fund | Aggressive Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.73%	5.55%	7.65%
Aggressive Allocation Fund | Aggressive Allocation Fund Class II
Prospectus [Line Items]
Average Annual Return, Percent		12.45%	5.28%	7.38%
Diversified Income Fund | S&P 500® Index Two (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]	17.88%	14.42%	14.82%
Diversified Income Fund | Diversified Income Custom Benchmark (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[9]	6.94%	5.00%	6.20%
Diversified Income Fund | Diversified Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent	[7]	7.08%	4.42%	6.97%
Diversified Income Fund | Diversified Income Fund Class II
Prospectus [Line Items]
Average Annual Return, Percent	[7]	6.81%	4.16%	6.71%
Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Core Bond Fund | Core Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.26%	(0.24%)	2.07%
Core Bond Fund | Core Bond Fund Class II
Prospectus [Line Items]
Average Annual Return, Percent		7.00%	(0.49%)	1.81%
Large Cap Value Fund | S&P 500® Index Three (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
Large Cap Value Fund | Large Cap Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.50%	6.94%	6.77%
Large Cap Value Fund | Large Cap Value Fund Class II
Prospectus [Line Items]
Average Annual Return, Percent		8.23%	6.67%	6.51%
Large Cap Growth Fund | S&P 500® Index Four (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
Large Cap Growth Fund | Large Cap Growth Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	10.09%	12.04%
Large Cap Growth Fund | Large Cap Growth Fund Class II
Prospectus [Line Items]
Average Annual Return, Percent		3.04%	9.82%	11.76%
Mid Cap Fund | S&P 500® Index Five (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Mid Cap Fund | Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	8.67%	11.01%
Mid Cap Fund | Mid Cap Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.27%	9.34%	11.46%
Mid Cap Fund | Mid Cap Fund Class II
Prospectus [Line Items]
Average Annual Return, Percent		1.02%	9.06%	11.19%
Madison Target Retirement 2020 Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Madison Target Retirement 2020 Fund | S&P Target Date To 2020 Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.96%	4.40%	5.92%
Madison Target Retirement 2020 Fund | Madison Target Retirement 2020 Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.94%	0.72%	3.51%
Madison Target Retirement 2030 Fund | Russell 3000 Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Madison Target Retirement 2030 Fund | S&P Target Date To 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.97%	6.50%	7.83%
Madison Target Retirement 2030 Fund | Madison Target Retirement 2030 Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.35%	3.08%	5.91%
Madison Target Retirement 2040 Fund | Russell 3000 Index One (reflects no deductions for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Madison Target Retirement 2040 Fund | S&P Target Date To 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.26%	8.69%	9.52%
Madison Target Retirement 2040 Fund | Madison Target Retirement 2040 Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.29%	4.51%	7.06%
Madison Target Retirement 2050 Fund | Russell 3000 Index Two (reflects no deductions for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Madison Target Retirement 2050 Fund | S&P Target Date To 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.18%	9.97%	10.47%
Madison Target Retirement 2050 Fund | Madison Target Retirement 2050 Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent		13.10%	5.41%	7.82%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund. The Fund’s past performance is not indicative of future performance.
[2]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[4]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg U.S. Aggregate Bond Index, 24.5% Russell 3000® Index, and 10.5% MSCI ACWI ex-USA Index (net).
[5]	The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg U.S. Aggregate Bond Index and 18% MSCI ACWI ex-USA Index (net).
[6]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-USA Index and 20% Bloomberg U.S. Aggregate Bond Index (net).
[7]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund. The Fund’s past performance is not indicative of future performance.
[8]	The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies inleading industries in the U.S.
[9]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend100 Index; 20% CBOE S&P 500 BuyWrite Index.